                                  LAW OFFICES
                           DRINKER BIDDLE & REATH LLP
                      PHILADELPHIA NATIONAL BANK BUILDING
                              1345 CHESTNUT STREET
                          PHILADELPHIA, PA 19107-3496
                           TELEPHONE: (215) 988-2700
                              FAX: (215) 988-2757


                                 August 3, 1998


VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

          Re:  Excelsior Institutional Trust
          File Nos. 33-78264/811-8490
          ----------------------------------

Ladies and Gentlemen:

          On behalf of Excelsior Institutional Trust (the "Trust") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that the:

     a) Prospectus for Institutional Shares of the Equity, Value Equity, Optimum Growth, Balanced, Income and Total Return Bond Funds dated August 1, 1998;

     b) Prospectus for Trust Shares of the Equity, Optimum Growth and Balanced Funds dated August 1, 1998;

     c) Prospectus for Institutional Shares of International Equity Fund dated August 1, 1998;

     d) Prospectus for Trust Shares of International Equity Fund dated August 1, 1998; and

     e) Statement of Additional Information for Institutional Shares and Trust Shares of the Equity, Value Equity, Optimum Growth, Balanced, International Equity, Income and Total Return Bond Funds dated August
        1, 1998
that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectuses and Statement of Additional Information contained in the Trust's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended ("PEA #16"), which was filed on July 29, 1998; and (ii) the text of PEA #16 has been filed electronically.

          Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2787.

                                        Very truly yours,


                                        /s/ Cori Daggett
                                        Cori Daggett

cc: Daniel A. Moonay, Esq.